Equity-accounted Investments - Additional Information (Detail)						1 Months Ended					3 Months Ended		12 Months Ended			19 Months Ended
	May 08, 2019 USD ($)	May 08, 2019 USD ($)	Jan. 31, 2018 USD ($)	Nov. 27, 2017 USD ($) $ / shares shares	May 31, 2017 shares	Nov. 30, 2018 USD ($)	Jun. 30, 2018 vessel	Dec. 31, 2015 ft³	Oct. 31, 2014 shares	Jan. 31, 2014 USD ($) shares	Dec. 31, 2019 USD ($) lease vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) lease vessel m³	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	May 07, 2019	Sep. 30, 2018	Dec. 11, 2017	Sep. 25, 2017	Dec. 02, 2015	Jun. 30, 2015	Nov. 30, 2011 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest											100.00%		100.00%
Proceeds from sale of equity-accounted investments and related assets													$ 100,000,000	$ 81,823,000	$ 0
Investments in subsidiaries											$ 1,173,728,000	$ 1,193,741,000	1,173,728,000	1,193,741,000
Equity income													$ (14,523,000)	$ 61,054,000	(37,344,000)
Maximum
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest											52.00%		52.00%
Minimum
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest											20.00%		20.00%
Magnora
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest												43.50%		43.50%								40.00%
Investment in equity private placement																						$ 25,000,000
Magnora ASA [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from sale of equity-accounted investments and related assets						$ 27,000,000
Equity Method Investment, Realized Gain (Loss) on Disposal												$ 15,300,000
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest											50.00%		50.00%
Yamal LNG Joint Venture | Newbuildings
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel													6
Teekay LNG
Schedule of Equity Method Investments [Line Items]
Proceeds from sale of equity-accounted investments and related assets			$ 54,000,000
Equity Method Investment, Realized Gain (Loss) on Disposal													$ 5,600,000
Teekay LNG | LNG Carriers
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel							4				2
Teekay LNG | Excalibur Joint Venture And Excelsior Joint Venture
Schedule of Equity Method Investments [Line Items]
Difference between carrying amount and book value											$ 12,500,000	13,000,000	12,500,000	$ 13,000,000
Guarantor Obligations, Current Carrying Value											100,000	0	100,000	0
Teekay LNG | Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Difference between carrying amount and book value											23,600,000	24,900,000	23,600,000	24,900,000
Due from joint ventures											52,300,000	52,300,000	52,300,000	52,300,000
Guarantor Obligations, Current Carrying Value											$ 900,000	1,300,000	$ 900,000	1,300,000
Guarantee minimum liquidity as percentage											50.00%		50.00%								50.00%
Capital Leased Assets, Number of Units | lease											4		4
Principal Amount Outstanding On Secured Loan Facilities And Finance Leases											$ 246,700,000		$ 246,700,000
Interest receivable											347,092.000000	0	347,092.000000	0
Teekay LNG | Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Difference between carrying amount and book value											$ 10,500,000	11,000,000	$ 10,500,000	11,000,000
Teekay LNG | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest											30.00%		30.00%
Investments in subsidiaries											$ 73,400,000	79,100,000	$ 73,400,000	79,100,000
Due from joint ventures												79,100,000		79,100,000
Investments in and advances to affiliates													$ 500,000.0	0
Teekay LNG | Bahrain LNG Joint Venture | LNG receiving and regasification terminal
Schedule of Equity Method Investments [Line Items]
Capacity of production facility, per day | ft³								800,000,000
Onshore nitrogen production facility lease period (in years)											20 years		20 years
Credit facility, maximum borrowing capacity											$ 34,000,000		$ 34,000,000
Teekay LNG | Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest																		50.00%
Guarantor Obligations, Maximum Exposure, Undiscounted											809,200,000		809,200,000
Guarantor Obligations, Current Carrying Value											$ 2,200,000	600,000	$ 2,200,000	600,000
Teekay LNG | MALT Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest											52.00%		52.00%
Guarantor Obligations, Current Carrying Value											$ 300,000	400,000	$ 300,000	400,000
Guarantee minimum liquidity as percentage											52.00%		52.00%
Teekay LNG | Angola Joint Venture | Newbuildings
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest											33.00%		33.00%
Number of vessels | vessel													4
Volume of vessels (in cubic meters) | m³													160,400
Teekay LNG | Angola LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest											33.00%		33.00%
Guarantor Obligations, Current Carrying Value											$ 500,000	$ 600,000	$ 500,000	$ 600,000
Teekay LNG | RasGas3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest											40.00%		40.00%
Teekay LNG | LIBOR | Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Debt instrument spread on variable rate													0.50%
Teekay LNG | LIBOR | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Debt instrument spread on variable rate													6.00%	1.25%
MALT Joint Venture
Schedule of Equity Method Investments [Line Items]
Debt instrument, principal amount											$ 147,000,000		$ 147,000,000
Teekay and Teekay Tankers | Tanker Investments Ltd.
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest										20.00%
Issuance of equity private placement										$ 250,000,000
Equity method investment										$ 50,000,000
Teekay Offshore
Schedule of Equity Method Investments [Line Items]
Due from Affiliate, Noncurrent	$ 25,000,000	$ 25,000,000
Proceeds from sale of equity-accounted investments and related assets	100,000,000
Equity Method Investment, Realized Gain (Loss) on Disposal													8,900,000
Equity income													(75,814,000)	$ (6,907,000)	(2,461,000)
Equity Method Investment, Other than Temporary Impairment													$ 64,900,000
Teekay Tankers | High-Q Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest											50.00%		50.00%
Teekay Tankers | Tanker Investments Ltd.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership acquired									2.43%
Common Stock | Teekay and Teekay Tankers | Tanker Investments Ltd.
Schedule of Equity Method Investments [Line Items]
Purchase of common stock (in shares) | shares										5,000,000
Common Stock | Teekay Tankers | Tanker Investments Ltd.
Schedule of Equity Method Investments [Line Items]
Purchase of common stock (in shares) | shares									900,000
Thirty Percent Ownership | Teekay LNG | Pan Union Joint Venture | Newbuildings | Shipbuilding supervision and crew training services
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest											30.00%		30.00%
Thirty Percent Ownership | Teekay LNG | Pan Union Joint Venture | LNG Carriers | Shipbuilding supervision and crew training services
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel													2
Twenty Percent Ownership | Teekay LNG | Pan Union Joint Venture | Newbuildings | Shipbuilding supervision and crew training services
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest											20.00%		20.00%
National Oil and Gas Authority [Member] | Equity-accounted joint ventures | Teekay LNG | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage																				30.00%
Nogaholdings | Teekay LNG | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage																				30.00%
Samsung | Teekay LNG | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage																				16.00%
GIC | Teekay LNG | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage																				24.00%
Teekay Offshore
Schedule of Equity Method Investments [Line Items]
Due from Affiliate, Noncurrent	$ 25,000,000	$ 25,000,000
Noncontrolling Interest, Ownership Percentage by Parent																			50.00%
China LNG | Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest											50.00%		50.00%
NYK Energy Transport | Angola LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest											33.00%		33.00%
Exmar NV | Teekay LNG | Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest			50.00%
Mitsui & Co. Ltd | Angola LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest											34.00%		34.00%
Common Stock | Teekay Offshore
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest																			14.00%
Noncontrolling Interest, Ownership Percentage by Parent											0.00%	13.80%	0.00%	13.80%
Tanker Investments Ltd.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership acquired				19.50%
Amount purchased for shares				$ 151,300,000
Acquisition price (in dollars per share) | $ / shares				$ 1.70
Tanker Investments Ltd. | Teekay Tankers
Schedule of Equity Method Investments [Line Items]
Existing time-charter contracts				$ 200,000
Long-term debt assumed				337,100,000
Total vessels and equipment				$ 467,200,000
Percentage of ownership acquired				11.30%
Amount purchased for shares				$ 151,300,000
Transaction costs				6,900,000
Total acquisition cost				177,400,000
Net working capital assumed				$ 47,100,000
Number of shares acquiring (in shares) | shares					27,000,000
Equity Method Investment, Other than Temporary Impairment														$ 46,200,000
Tanker Investments Ltd. | Common Class A | Teekay Tankers
Schedule of Equity Method Investments [Line Items]
Number of shares to be issued/exchanged (in shares) | shares				11,122,193
Share exchange (in shares) | shares					0.4
Tanker Investments Ltd. | Common Class A | Teekay Corporation
Schedule of Equity Method Investments [Line Items]
Number of shares to be issued/exchanged (in shares) | shares				1,031,250
Time charters | Lease Agreements | Teekay LNG | Bahrain LNG Joint Venture | LNG receiving and regasification terminal
Schedule of Equity Method Investments [Line Items]
Onshore nitrogen production facility lease period (in years)											21 years		21 years				21 years
Interest Rate Swap Agreements | Unrealized Gain Loss [Member]
Schedule of Equity Method Investments [Line Items]
Equity income													$ (12,900,000)	$ 17,600,000	$ 7,700,000
General Partner | Teekay Offshore
Schedule of Equity Method Investments [Line Items]
Interest of Company's general partner		49.00%													2.00%	49.00%